Document and Entity Information - USD ($)	12 Months Ended
	May 31, 2019	Jul. 19, 2019	Nov. 30, 2018
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	May 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	RPM
Entity Registrant Name	RPM INTERNATIONAL INC/DE/
Entity Central Index Key	0000110621
Current Fiscal Year End Date	--05-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		129,675,144
Entity Public Float			$ 8,681,938,485
Entity File Number	1-14187
Entity Tax Identification Number	020642224
Entity Address, Address Line One	P.O. Box 777, 2628 Pearl Road
Entity Address, City or Town	Medina
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44258
City Area Code	330
Local Phone Number	273-5090